Summary of Significant Accounting Policies - Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Marketing expense	$ 5,906	$ 5,274	$ 4,098